                                                              File No. 333-84159
                                                              File No. 811-09517

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
      Post-Effective Amendment No. 6                            [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                     Amendment No. 7                            [X]

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                             (SCARBOROUGH ADVANTAGE)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:           Copies To:

Amy J. Lee, Associate General Counsel            Jeffrey S. Puretz, Esq.
Security Benefit Group Building                  Dechert
One Security Benefit Place                       1775 Eye Street, NW
Topeka, KS 66636-0001                            Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2005

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on May 1, 2005, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under group unallocated flexible premium deferred variable annuity contract.

================================================================================

                                                                      [SDI LOGO]

                                                May 1, 2005


PROSPECTUS

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY


                                                       Important Privacy
                                                          Notice Included
                                                        See Back Cover

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-888-2461

      This Prospectus describes the Scarborough Advantage Variable Annuity -- a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is a group contract available for those persons eligible to participate in the International Brotherhood of Electrical Workers ("IBEW") Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XI, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-     OppenheimerFunds Global

-     T. Rowe Price Mid-Cap Growth

-     T. Rowe Price Equity Income

-     Goldman Sachs CORESM Small Cap Equity

-     Goldman Sachs Capital Growth

      Amounts allocated to the Fixed Account will accrue interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value in the Fixed Account is guaranteed by the Company.

      Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 25 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE: MAY 1, 2005

                                TABLE OF CONTENTS

                                                         Page
DEFINITIONS...........................................    3

SUMMARY...............................................    3
   Purpose of the Contract............................    3
   The Separate Account and the Underlying Funds......    4
   Fixed Account......................................    4
   Purchase Payments..................................    4
   Contract Benefits..................................    4
   Charges and Deductions.............................    4
   Tax-Free Exchanges.................................
   Contacting The Company.............................    5

EXPENSE TABLES........................................    5
   Contract Owner Transaction Expenses................    5
   Periodic Expenses..................................    5
   Examples...........................................    5

CONDENSED FINANCIAL INFORMATION.......................    6

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE UNDERLYING FUNDS...........................    7
   Security Benefit Life Insurance Company............    7
   Published Ratings..................................    7
   Separate Account...................................    7
   The Underlying Funds...............................    7
   The Investment Advisers............................    8

THE CONTRACT..........................................    9
   General............................................    9
   Application to Invest in the Contract..............    9
   Purchase Payments..................................    9
   Allocation of Purchase Payments....................   10
   Dollar Cost Averaging Option.......................   10
   Asset Reallocation Option..........................   10
   Transfers of Contract Value........................   11
   Contract Value.....................................   13
   Determination of Contract Value....................   13
   Full and Partial Withdrawals.......................   13
   Systematic Withdrawals.............................   14
   Death Benefit......................................   14
   Distribution Requirements..........................   15

CHARGES AND DEDUCTIONS................................   15
   Mortality and Expense Risk Charge..................   15
   Administration and Distribution Charge.............   15
   Premium Tax Charge.................................   15
   Other Charges......................................   16
   Variations in Charges..............................   16
   Guarantee of Certain Charges.......................   16
   Underlying Fund Expenses...........................   16

ANNUITY PERIOD........................................   16
   General............................................   16
   Annuity Options....................................   17

THE FIXED ACCOUNT.....................................   17
   Interest...........................................   17
   Death Benefit......................................   18
   Contract Charges...................................   18
   Transfers and Withdrawals from the Fixed Account...   18
   Payments from the Fixed Account....................   18

MORE ABOUT THE CONTRACT...............................   18
   Holder.............................................   18
   Designation and Change of Beneficiary..............   18
   Dividends..........................................   18
   Payments from the Separate Account.................   18
   Proof of Age and Survival..........................   19
   Misstatements......................................   19

FEDERAL TAX MATTERS...................................   19
   Introduction.......................................   19
   Tax Status of the Company and the Separate
     Account..........................................   19
   Income Taxation of Annuities in General --
     Non-Qualified Plans..............................   20
   Additional Considerations..........................   21

OTHER INFORMATION.....................................   22
   Voting of Underlying Fund Shares...................   22
   Substitution of Investments........................   22
   Changes to Comply with Law and Amendments..........   22
   Reports to Participants............................   23
   Electronic Privileges..............................   23
   Legal Proceedings..................................   23
   Legal Matters......................................   23

DISTRIBUTION OF THE CONTRACT..........................   23

PERFORMANCE INFORMATION...............................   24

ADDITIONAL INFORMATION................................   24
   Registration Statement.............................   24
   Financial Statements...............................   25

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION........................................   25

YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADMINISTRATIVE OFFICE -- Scarborough Securities Corporation, One Bridge Street, Irvington, New York 10533.

      ANNUITANT -- The person that you designate to receive annuity payments. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments are to begin.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a payroll deduction arrangement.

      CONTRACT DATE -- The date of your first contribution to the Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACTHOLDER OR HOLDER -- The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.

      CONTRACT VALUE -- The total value of your account which includes amounts allocated to the Subaccounts and the Fixed Account.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

      FIXED ACCOUNT -- A separate account of the Company to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.

      GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.

      PARTICIPANT -- A Participant as defined in the Trust Agreement.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      TRUST -- The IBEW Local Unions Savings and Retirement Plan and Trust.

      TRUST AGREEMENT -- The Trust Agreement creating the Trust.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount. The Underlying Funds consist of the T. Rowe Price Mid-Cap Growth Portfolio (a series of the T. Rowe Price Equity Series, Inc.); the T. Rowe Price Equity Income Series and OppenheimerFunds Global Series (each a series of SBL Fund); and Goldman Sachs CORESM Small Cap Equity Fund and Goldman Sachs Capital Growth Fund (each a series of the Goldman Sachs Variable Insurance Trust).

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund. See "Underlying Funds." The Underlying Funds, each of which has a different investment objective or objectives, is set forth below under its respective fund:

T. ROWE PRICE EQUITY SERIES, INC.

-     T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

-     OppenheimerFunds Global Series (Series D)

-     T. Rowe Price Equity Income Series (Series O)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

-     Goldman Sachs CORESM Small Cap Equity Fund

-     Goldman Sachs Capital Growth Fund

      You may allocate your Purchase Payments among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your Purchase Payments to the Fixed Account, which is a separate account of the Company. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company. See "The Fixed Account."

PURCHASE PAYMENTS -- Unless you had an account as of July 1, 1999, the minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed Account.

      At any time before the Annuity Start Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59-1/2.

      The Contract provides for a death benefit upon your death prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a fixed basis. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.45%. See "Mortality and Expense Risk Charge."

      ADMINISTRATION AND DISTRIBUTION CHARGE. The Company currently charges an administration and distribution charge equal to an annual rate of 0.91% of each Subaccount's average daily net assets, except that the annual rate for the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts is 0.56%. The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. See "Administration and Distribution Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when you begin receiving annuity payments or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES
are fees and expenses that you will pay
when you purchase the Contract or make
withdrawals from the Contract. The
information below does not reflect state premium taxes, which may be applicable to your Contract.

   Sales Load on Purchase Payments                      None

   Deferred Sales Charge (as a percentage of
   amount withdrawn attributable to Purchase
   Payments)                                            None

   Transfer Fee (per transfer)                          None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

   Separate Account Annual Expenses (as a
   percentage of average Contract Value)

     Annual Mortality and Expense Risk Charge           0.45%

     Annual Administration and Distribution Charge      0.94% (1)

     Total Separate Account Annual Expenses             1.39%

(1) The maximum annual administration and distribution charge is 0.94% for all Subaccounts, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual administration and distribution charge is 0.59%. The Company currently assesses an annual administration and distribution charge of 0.91% from the Subaccounts (0.56% from the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts).

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                                    MINIMUM       MAXIMUM
                                    -------       -------
Total Annual Underlying Fund
Operating Expenses (1)               0.85%         1.23%

(1) Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2004.

EXAMPLES -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                  1        3        5       10
                                                 YEAR    YEARS    YEARS   YEARS
If you surrender your Contract at the
end of the applicable time period                 $230     $709    $1,215  $2,605

If you do not surrender your Contract              230      709     1,215   2,605

CONDENSED FINANCIAL INFORMATION

The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                   2004          2003         2002        2001         2000        1999 (1)
                                                  -------      -------      -------     --------     --------      -------
OPPENHEIMERFUNDS GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period.........................   $ 11.64      $ 10.12(2)         -            -            -            -
   End of period...............................   $ 13.77      $ 11.64            -            -            -            -
Accumulation units outstanding at the end
of period......................................    21,331       13,959            -            -            -            -
T. ROWE PRICE MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period.........................   $ 19.32      $ 14.15      $ 18.22     $  18.64     $  17.59      $ 14.37
   End of period...............................   $ 22.55      $ 19.32      $ 14.15     $  18.22     $  18.64      $ 17.59
Accumulation units outstanding at the end
of period......................................    88,702       85,852       63,923       71,196       97,053       28,783
T. ROWE PRICE EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period.........................   $ 21.04      $ 16.67      $ 19.81     $  19.75     $  17.67      $ 17.56
   End of period...............................   $ 23.84      $ 21.04      $ 16.97     $  19.81     $  19.75      $ 17.67
Accumulation units outstanding at the end
of period......................................    48,964       43,650       52,701       61,052       54,961       36,063
GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY
SUBACCOUNT
Accumulation unit value:
   Beginning of period.........................   $ 12.93      $  8.98      $ 10.71     $  10.38     $  10.35      $  8.73
   End of period...............................   $ 14.84      $ 12.93      $  8.98     $  10.71     $  10.38      $ 10.35
Accumulation units outstanding at the end
of period......................................    42,226       44,516       32,740       28,445       33,952       12,256
GOLDMAN SACHS CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period.........................   $  9.81      $  8.03      $ 10.76     $  12.77     $  18.93      $ 12.01
   End of period...............................   $ 10.55      $  9.81      $  8.03     $  10.76     $  12.77      $ 18.93
Accumulation units outstanding at the end
of period......................................    70,246       76,750       83,873      103,696      120,772       70,591

1. For the period October 27, 1999 (date operations commenced) to December 31, 1999.

2. For the OppenheimerFunds Global Subaccount, the period beginning October 1, 2003.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who owned policies of the Company as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia and in all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $14.7 billion.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under the contracts may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains such a provision. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities, mutual funds, or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Subaccount invests in a corresponding Underlying

Fund, each of which has different investment objectives and policies. Each Underlying Fund is listed under its respective fund below.

T. ROWE PRICE EQUITY SERIES, INC.

-     T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

-     OppenheimerFunds Global Series (Series D)

-     T. Rowe Price Equity Income Series (Series O)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

-     Goldman Sachs CORESM Small Cap Equity Fund

-     Goldman Sachs Capital Growth Fund

      A summary of the investment objective of each of the Underlying Funds is set forth below. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      EACH UNDERLYING FUND'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO -- The investment objective of this Series is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

OPPENHEIMERFUNDS GLOBAL SERIES (SERIES D) -- The investment objective of this Series is to seek long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States. The Series pursues its objective by investing, under normal market conditions, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Series primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities.

T. ROWE PRICE EQUITY INCOME SERIES (SERIES O) -- The investment objective of this Series is to seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Series pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser,
T. Rowe Price Associates, Inc., typically employs a value-oriented strategy in selecting investments for the Series. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

GOLDMAN SACHS CORE(SM) SMALL CAP EQUITY FUND -- The investment objective of this Series is to seek long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States.1 However, it is currently anticipated that, under normal circumstances this Series will invest at least 95% of its net assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) similar to that of the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. This Series is not required to limit its investments to securities in the Russell 2000 Index at the time of investment.

1 To the extent required by Securities and Exchange Commission ("SEC") regulations, shareholders will be provided with 60 days notice in the manner prescribed by the SEC before any change in a Fund's policy to invest at least 80% of its net assets in the particular type of investment suggested by its name.

GOLDMAN SACHS CAPITAL GROWTH FUND -- The investment objective of this Series is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in a diversified portfolio of equity investments that are considered by the investment adviser to have long-term capital appreciation potential. This Series seeks to achieve its investment objective by investing in a diversified portfolio of equity investments that are considered by the Investment Adviser to have long-term capital appreciation potential. Although this Series invests primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities quoted in foreign currencies.

THE INVESTMENT ADVISERS -- T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202 serves as investment adviser to the
T. Rowe Price Mid-Cap Growth Portfolio, and it serves as sub-adviser to the T. Rowe Price Equity Income Series (Series O) pursuant to an agreement with Series O's investment adviser, Security Management Company, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001. T. Rowe Price is registered with the SEC as an investment adviser. T. Rowe Price is responsible for the day to day decisions to buy and sell securities for the T. Rowe Price Mid-Cap Growth Portfolio and the
T. Rowe Price Equity Income Series (Series O).

      OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, serves as sub-adviser to the OppenheimerFunds Global Series (Series D) pursuant to an agreement with Series D's investment adviser, Security Management Company, LLC. OppenheimerFunds, Inc. is registered with the SEC as an investment adviser. It is responsible for the day to day decisions to buy and sell securities for the OppenheimerFunds Global Series (Series D).

      Goldman Sachs Asset Management, L.P. ("GSAM"), located at 32 Old Slip, New York, New York 10005, serves as the investment adviser to the Goldman Sachs CORESM Small Cap Equity Fund and the Goldman Sachs Capital Growth Fund. It is responsible for the day to day decisions to buy and sell securities for those Series.

      The investment objectives and policies of the Series are similar to the investment objectives and policies of other mutual funds that the Investment Advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the results of such other mutual funds. The Investment Advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same Investment Adviser.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

      You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

APPLICATION TO INVEST IN THE CONTRACT -- If you wish to invest in the Contract, you may submit a participation enrollment form and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age for which a participation enrollment form will be accepted is age 90.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment is $2,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the Valuation Period during which it is received by the Company; provided that the Purchase Payment is preceded or accompanied by a participation enrollment form that contains sufficient information to establish an account and properly credit such Purchase Payment. If you submit your participation enrollment form and/or initial Purchase Payment to your registered representative, the Company will not begin processing the participation enrollment form and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete participation enrollment form, the Company will notify you that it does not have the necessary information to establish an account and properly credit your Purchase Payment. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company cannot otherwise establish your account, the Company will return your initial Purchase Payment. The Company may retain your Purchase Payment pending receipt of necessary information; provided that you consent to us retaining the Purchase Payment until your participation enrollment form is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received at the Administrative Office. Purchase payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about your account to government regulators. In addition, the Company may be required to block an account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In a participation enrollment form, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the five Subaccounts and the Fixed Account.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at the Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at the Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

      You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at the Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer or, in the case of a new participation, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.

      You may make changes to the option by writing to the Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time.

      Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Administrative Office both before and after the Annuity Start Date. The Company will effect a transfer of Contract Value at the price next determined after receipt of your transfer request. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been properly completed, signed and filed at the Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts.

      The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                                NUMBER OF
                                               ROUND TRIPS
               SUBACCOUNT                       TRANSFERS*
-----------------------------------------      -----------
T. Rowe Price Mid-Cap Growth                        1**

Goldman Sachs VIT Capital Growth, Goldman           4
Sachs VIT CORE Small Cap Equity,
OppenheimerFunds Global, T. Rowe Price
Equity Income

* Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

** Number of round trip transfers in any 3-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Participant in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Participants or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Participants determined to be engaged in transfer activity that may adversely affect other Participants or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Participants without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Participants and, as a result, the Company will inadvertently treat those Participants differently than Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-     Payment of Purchase Payments,

-     Full and partial withdrawals, and

-     Charges assessed in connection with the Contract.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Participant's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration and distribution charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Participant may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to limitations under applicable law. You may not make a full or partial withdrawal after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the

Company at the Administrative Office. A proper Withdrawal Request form shall include the written consent of any effective assignee, if applicable.

      The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at the Administrative Office, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 including systematic withdrawals as discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax charge. See "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is allocated among the Subaccounts and the Fixed Account.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59-1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59-1/2. See "Federal Tax Matters."

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary.

      If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:

The sum of all Purchase Payments allocated to your Contract Value, less any reductions caused by previous withdrawals,

Your Contract Value on the date due proof of death and instructions regarding payment are received by the Company, or

The stepped-up death benefit.

The stepped-up death benefit is:

- The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to your attaining age 76, plus

- Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less

-     Any withdrawals since the applicable anniversary.

      The stepped-up death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

      If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if you have completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Participant's death instructions regarding the death benefit payment, the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there are limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Participant's interest in the Contract within five years of the death of the Participant. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Participant's death over a period not extending beyond his or her life or life expectancy.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.45%. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses.

ADMINISTRATION AND DISTRIBUTION CHARGE -- The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount's average daily net assets (0.56% of the average daily net assets of the OppenheimerFunds Global and T. Rowe Price Equity Income Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts.

PREMIUM TAX CHARGE -- Whether or not a premium tax is imposed will depend upon, among other things, the Holder's state of domicile, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount's average daily net assets and the charge for administration and distribution will not exceed an annual rate of 0.94% of each Subaccount's average daily net assets (0.59% for the T. Rowe Price Equity Income and OppenheimerFunds Global Subaccounts).

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Participant indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.

      On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.

      The Contract provides for five Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.

      Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.

      Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

THE FIXED ACCOUNT

      You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company's General Account or its other separate accounts.

      The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

      Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account.

INTEREST -- Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the "Current Rate") that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.

      Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

DEATH BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT -- You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

      The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.

      You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

HOLDER -- The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the "Trust"). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Participant prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Participant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above are alive, the Participant's estate. The Primary Beneficiary is the individual named as such in the participation enrollment form or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant prior to the Annuity Start Date. The Participant may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at the Administrative Office. The change will not be binding on the Company until it is received and recorded at the Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

      Reference should be made to the terms of the Trust Agreement and any applicable law for any restrictions or limitations on the designation of a Beneficiary.

DIVIDENDS -- The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero and the Company does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the NYSE is closed other than customary weekend and holiday closings,

-     During which trading on the NYSE is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Participant, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL -- NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a contract prior to the annuity start date generally will be treated as gross income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a contract less any distributions received previously under the contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      DISTRIBUTIONS ON OR AFTER THE ANNUITY START DATE. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59-1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an
immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59-1/2, or
(b) before the taxpayer reaches age 59-1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified contracts prior to the Annuity Start Date will trigger tax on the gain on the contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the contract is acquired by the estate of a decedent, where the contract is held by certain types of retirement plans, where the contract is a qualified funding asset for structured settlements, where the contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of your Contract Value, the designation of an Annuitant, payee or beneficiary, the selection of certain Annuity Start Dates or the exchange of your Contract Value may result in certain tax consequences to the Participant that are not discussed herein. A Participant contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants.

      In connection with a substitution of any shares attributable to a Participant's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Participants if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO PARTICIPANTS -- The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- You may request a transfer of Contract Value and may make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone if the Electronic Transfer Privilege section of the participation enrollment form or the proper form has been completed, signed, and filed at the Administrative Office. You also may request a transfer of Contract Value electronically via facsimile or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to the Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Participant's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Security Distributors, Inc.'s ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.

DISTRIBUTION OF THE CONTRACT

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The

Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of Scarborough Securities Corporation, a member of the NASD that has entered into a selling agreement with the Company and SDI for the sale of the Contract ("Scarborough"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Scarborough through SDI. During fiscal years 2004, 2003, and 2002, the amounts paid to SDI in connection with the Contract sold through the Separate Account were $999,555.18, $969,057.76, and $919,905.81, respectively.

      SDI passes through commissions it receives to Scarborough and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      The Company pays commissions to Scarborough in connection with the promotion and sale of the Contract. A portion of any payments made to Scarborough may be passed on to its registered representatives in accordance with its internal compensation program. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Participants or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

      The Company pays commissions as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions paid to Scarborough to exceed 0.75% annually of average Contract Value. The Company also may pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

      Quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and the administration and distribution charge, and may simultaneously be shown for other periods.

      Although the Contract was not available for purchase until October 1999, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in

Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account XI at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2005

                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2005, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from Security Benefit (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497. The Scarborough Advantage Variable Annuity is funded by a separate account of the Company called the Variable Annuity Account XI.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
GENERAL INFORMATION AND HISTORY...................................     3
   Safekeeping of Assets..........................................     3

PERFORMANCE INFORMATION...........................................     3

EXPERTS...........................................................     3

FINANCIAL STATEMENTS..............................................     4

GENERAL INFORMATION AND HISTORY

For a description of the Scarborough Advantage Variable Annuity, a group flexible purchase payment deferred variable annuity contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account XI (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Series of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts. Additional protection for such assets is offered by the Company's Directors and Officers Liability policy covering all officers for a total of $15,000,000 per loss and the Employer Practices Liability policy covering all employees for a total of $5,000,000 per loss.

PERFORMANCE INFORMATION

Performance information for the Subaccounts, including the yield and total return, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

          YIELD = 2[(a - b/cd + 1) (6) - 1]

where a = net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

      c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Series of the Funds, adjusted to reflect the charges imposed under the Contract.

Average annual total return figures reflect the deduction of the mortality and expense risk and administration charges. The performance figures herein for the
T. Rowe Price Mid-Cap Growth Subaccount, T. Rowe Price Equity Income Subaccount, Templeton International Subaccount, Goldman Sachs CORESM Small Cap Equity Subaccount (CORESM is a service mark of Goldman, Sachs & Co.), and Goldman Sachs Capital Growth Subaccount reflect the reimbursement of certain expenses by the Investment Adviser. In the absence of such reimbursement, the performance figures would be reduced.

Quotations of total return for any Subaccount will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Contract under which the Participant's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Series of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account XI at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account XI at December 31, 2004 and for each of the specified periods ended December 31, 2004, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                           Variable Annuity Account XI

                              Financial Statements

                          Year Ended December 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1

Audited Financial Statements

Statements of Net Assets....................................................   2
Statements of Operations....................................................   3
Statements of Changes in Net Assets.........................................   4
Notes to Financial Statements...............................................   5

                          Variable Annuity Account XI

                            Statements of Net Assets
                  (Dollars in Thousands - Except Unit Values)

                               December 31, 2004

                                                                                         GOLDMAN           GOLDMAN
                                   OPPENHEIMER-   T. ROWE PRICE    T. ROWE PRICE       SACHS CORE       SACHS CAPITAL
                                   FUNDS GLOBAL   MID-CAP GROWTH   EQUITY INCOME    SMALL CAP EQUITY       GROWTH
                                    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                   ------------   --------------   -------------    ----------------    -------------
Assets:
   Mutual funds, at market value     $     294       $   2,000       $   1,167         $     626          $     741
                                     ---------       ---------       ---------         ---------          ---------
Total assets                               294           2,000           1,167               626                741
                                     ---------       ---------       ---------         ---------          ---------
Net assets                           $     294       $   2,000       $   1,167         $     626          $     741
                                     =========       =========       =========         =========          =========

Units outstanding                       21,331          88,702          48,964            42,226             70,246

Unit value                           $   13.77       $   22.55       $   23.84         $   14.84          $   10.55

Mutual funds, at cost                $     236       $   1,657       $   1,031         $     519          $     902
Mutual fund shares                      35,464          84,933          63,291            43,506             71,323

See accompanying notes.

                           Variable Annuity Account XI

                            Statements of Operations
                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                      GOLDMAN SACHS
                                                          OPPENHEIMER-  T. ROWE PRICE  T. ROWE PRICE   CORE SMALL     GOLDMAN SACHS
                                                          FUNDS GLOBAL MID-CAP GROWTH  EQUITY INCOME   CAP EQUITY     CAPITAL GROWTH
                                                           SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                                          ------------ --------------  -------------  -------------   --------------
Net investment income (loss):
   Dividend distributions                                 $         -     $      -        $      2      $      1        $       5
   Expenses:
     Mortality and expense risk fee                                (1)          (8)             (5)           (3)              (3)
     Administration and distribution charges                        -          (16)             (6)           (6)              (7)
                                                          -----------     --------        --------      --------        ---------
Net investment income (loss)                                       (1)         (24)             (9)           (8)              (5)

Net realized and unrealized gain (loss) on investments:
     Capital gains distributions                                    -            -               -            30                -
     Realized gain (loss) on sales of fund shares                   6           55               4            20              (36)
     Change in unrealized appreciation/ depreciation on
       investments during the year                                 41          204             137            41               94
                                                          -----------     --------        --------      --------        ---------
Net realized and unrealized gain (loss) on
   investments                                                     47          259             141            91               58
                                                          -----------     --------        --------      --------        ---------
Net increase (decrease) in net assets resulting from
   operations                                             $        46     $    235        $    132      $     83        $      53
                                                          ===========     ========        ========      ========        =========

See accompanying notes.

                           Variable Annuity Account XI

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                                  T. ROWE PRICE
                                               OPPENHEIMERFUNDS      MID-CAP       T. ROWE PRICE    GOLDMAN SACHS    GOLDMAN SACHS
                                                    GLOBAL            GROWTH       EQUITY INCOME   CORE SMALL CAP    CAPITAL GROWTH
                                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT   EQUITY SUBACCOUNT    SUBACCOUNT
                                                2004     2003*    2004     2003    2004    2003   2004       2003    2004      2003
                                               ------   -------  ------- -------  ------- ------- -------   ------- ------    ------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)             $  (1)   $   -    $  (24) $  (15)  $   (9) $    3  $   (8)   $   (3) $ (5)     $  (7)
      Capital gains distributions                  -        -         -       -        -       7      30        15     -          -
      Realized gain (loss) on sales of fund
        shares                                     6        -        55     (27)       4     (49)     20        (6)  (36)       (73)
      Change in unrealized appreciation/
        depreciation on investments during
        the period                                41       17       204     365      137     212      41       114    94        207
                                               -----    -----    ------  ------   ------  ------  ------    ------  ----      -----
   Net increase (decrease) in net assets from
      operations                                  46       17       235     323      132     173      83       120    53        127

   From contractholder transactions:
      Variable annuity deposits                   33        3       100      63       69      52      48        29    34         41
      Terminations and withdrawals               (18)       -      (368)    (45)     (71)    (63)    (37)      (18)  (33)       (50)
      Transfers between subaccounts, net          70       14       374     413      118    (138)    (44)      151   (65)       (39)
      Transfers between subaccounts, due to
        mergers                                    -      129         -       -        -       -       -         -     -          -
                                               -----    -----    ------  ------   ------  ------  ------    ------  ----      -----
   Net increase (decrease) in net assets from
      contractholder transactions                 85      146       106     431      116    (149)    (33)      162   (64)       (48)
                                               -----    -----    ------  ------   ------  ------  ------    ------  ----      -----
Net increase (decrease) in net assets            131      163       341     754      248      24      50       282   (11)        79
Net assets at beginning of period                163        -     1,659     905      919     895     576       294   752        673
                                               -----    -----    ------  ------   ------  ------  ------    ------  ----      -----
Net assets at end of period                    $ 294    $ 163    $2,000  $1,659   $1,167  $  919  $  626    $  576  $741      $ 752
                                               =====    =====    ======  ======   ======  ======  ======    ======  ====      =====

*For the period from October 3, 2003 (inception date) to December 31, 2003.

See accompanying notes.

                           Variable Annuity Account XI

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, OppenheimerFunds Global, T. Rowe Price Equity Series, Inc., or the Goldman Sachs Variable Insurance Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated portfolio of these funds as follows:

           SUBACCOUNT                                     MUTUAL FUND
-----------------------------------       ------------------------------------------
                                          SBL Fund:
OppenheimerFunds Global                     Series D (Global Series)
                                          T. Rowe Price Equity Series:
T. Rowe Price Mid-Cap Growth                T. Rowe Price Mid-Cap Growth Portfolio
                                          SBL Fund:
T. Rowe Price Equity Income                 Series O (Equity Income Series)
                                          Goldman Sachs Variable Insurance Trust:
Goldman Sachs CORE Small Cap Equity         Goldman Sachs CORE Small Cap Equity Fund

Goldman Sachs Capital Growth                Goldman Sachs Capital Growth Fund

During 2003, the Templeton International Subaccount was merged into the OppenheimerFunds Global Subaccount. Pursuant to a plan of reorganization approved by the SBL Fund International Series shareholders, the SBL Fund Global Series acquired all the net assets of the SBL Fund International Series, which totaled $129,488 on the closing date of the reorganization, October 3, 2003. A total of 17,594 shares were exchanged from the SBL Fund International Series. In exchange for the assets of the SBL Fund International Series, 20,972 shares of the SBL Fund Global Series were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under the terms of the investment advisory contracts, investment portfolios of the SBL Funds are managed by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., wholly-owned subsidiaries of Security Benefit Corp.

SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Equity Income Series as well as Oppenheimer to provide subadvisory services for the Global Series. Investment portfolios of the T. Rowe Price Mid-Cap Growth Portfolios are managed by its investment advisor, T. Rowe Price Associates, Inc. Investment portfolios in the CORE Small Cap Equity Fund and Capital Growth Fund are managed by their investment advisor, Goldman Sachs Asset Management.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2004, were as follows:

                                                COST OF          PROCEEDS
        SUBACCOUNT                            PURCHASES         FROM SALES
------------------------------------          ----------        ----------
                                                     (In Thousands)
OppenheimerFunds Global                       $      130        $       46
T. Rowe Price Mid-Cap Growth                         926               844
T. Rowe Price Equity Income                          205                98
Goldman Sachs CORE Small Cap Equity                  138               149
Goldman Sachs Capital Growth                          50               119

                           Variable Annuity Account XI

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

As of December 31, 2004, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                           Variable Annuity Account XI

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount's average daily net assets, except with respect to the OppenheimerFunds Global and T. Rowe Price Equity Income subaccount, for which the maximum annual rate is 0.59%. SBL is currently charging an annual rate of 0.91% of each subaccount's average daily net assets, except the OppenheimerFunds Global and T. Rowe Price Equity Income subaccount, which are being charged an annual rate of 0.56%. In addition, mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the period ended December 31, 2004 and 2003, were as follows:

                                         2004                                       2003
                          ------------------------------------       ------------------------------------
                                                        NET                                       NET
                          UNITS          UNITS       INCREASE         UNITS        UNITS        INCREASE
      SUBACCOUNT          ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
---------------------     ------       --------     ----------       ------       --------     ----------
                                                         (In Thousands)
OppenheimerFunds
   Global*                  11            (4)            7             15           (1)           14
T. Rowe Price Mid-Cap
   Growth                   46           (43)            3             31           (9)           22
T. Rowe Price Equity
   Income                   10            (5)            5              6          (15)           (9)
Goldman Sachs CORE
   Small Cap Equity          9           (11)           (2)            17           (5)           12
Goldman Sachs Capital
   Growth                    6           (13)           (7)             7          (14)           (7)

*For the period from October 3, 2003 (inception date) to December 31, 2003.

                           Variable Annuity Account XI

4. UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2004, follows:

            SUBACCOUNT                     2004           2003           2002             2001           2000
-----------------------------------     ----------     -----------    -----------     -----------     ----------
OPPENHEIMERFUNDS GLOBAL(1)
Units                                      21,331         13,959              -               -               -
Unit value                              $   13.77      $   11.64      $       -       $       -       $       -
Net assets (000s)                       $     294      $     163      $       -       $       -       $       -
Ratio of expenses to net assets*             1.01%          1.01%             -%              -%              -%
Investment income ratio**                       -%          0.33%             -%              -%              -%
Total return***                             18.30%         12.79%             -%              -%              -%

T. ROWE PRICE MID-CAP GROWTH
Units                                      88,702         85,852         63,923          71,196          97,053
Unit value                              $   22.55      $   19.32      $   14.15       $   18.22       $   18.64
Net assets (000s)                       $   2,000      $   1,659      $     905       $   1,297       $   1,809
Ratio of expenses to net assets*             1.36%          1.36%          1.36%           1.36%           1.36%
Investment income ratio**                       -%             -%             -%              -%              -%
Total return***                             16.72%         36.54%        (22.34)%         (2.25)%          5.97%

T. ROWE PRICE EQUITY INCOME
Units                                      48,964         43,650         52,701          61,052          54,961
Unit value                              $   23.84      $   21.04      $   16.97       $   19.81       $   19.74
Net assets (000s)                       $   1,167      $     919      $     895       $   1,209       $   1,085
Ratio of expenses to net assets*             1.01%          1.01%          1.01%           1.01%           1.01%
Investment income ratio**                    0.16%          1.21%          2.66%           1.64%           0.23%
Total return***                             13.31%         23.98%        (14.34)%          0.35%          11.71%

GOLDMAN SACHS CORE SMALL CAP EQUITY
Units                                      42,226         44,517         32,740          28,445          31,952
Unit value                              $   14.84      $   12.93      $    8.98       $   10.71       $   10.38
Net assets (000s)                       $     626      $     576      $     294       $     305       $     332
Ratio of expenses to net assets*             1.36%          1.36%          1.36%           1.36%           1.36%
Investment income ratio**                    0.19%          0.24%          0.29%           0.25%           0.45%
Total return***                             14.77%         43.99%        (16.15)%          3.18%          40.46%

                           Variable Annuity Account XI

4. UNIT VALUES (CONTINUED)

          SUBACCOUNT                       2004           2003           2002            2001            2000
-------------------------------         ----------     ----------     -----------     -----------     -----------
GOLDMAN SACHS CAPITAL GROWTH
Units                                      70,246         76,751         83,873         103,696         120,772
Unit value                              $   10.55      $    9.81      $    8.03       $   10.76       $   12.77
Net assets (000s)                       $     741      $     752      $     673       $   1,116       $   1,542
Ratio of expenses to net assets*             1.36%          1.36%          1.36%           1.36%           1.36%
Investment income ratio**                    0.69%          0.26%          0.16%           0.14%           0.13%
Total return***                              7.54%         22.17%        (25.37)%        (15.74)%        (32.54)%

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund and excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 1999 total return is calculated for the period from the inception date through the end of the reporting period and has not been annualized.

(1) The inception date of this subaccount was October 3, 2003.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         a. Financial Statements

            The financial statements for the Variable Annuity Account XI at December 31, 2004 and for each of the two years in the period ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

            The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed March 11, 2005).

         b. Exhibits

            (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account (a)

            (2)   Not Applicable

            (3)   (a) Facilities Agreement (b)

                  (b) Form of Master Agreement (d)

                  (c) Distribution Agreement (c)

            (4)   Group Unallocated Policy Form (GV6059 (1-99)) (a)

            (5)   Application (GV7624 (6-99)) (d)

            (6)   (a) Composite of Articles of Incorporation of SBL (b)

                  (b) Bylaws of SBL (b)

            (7)   Not Applicable

            (8)   Not Applicable

            (9)   Opinion of Counsel (f)

            (10)  Consent of Independent Registered Public Accounting Firm

            (11)  Not Applicable

            (12)  Not Applicable

            (13)  Not Applicable

            (14) Powers of Attorney of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson.(e)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's initial Registration Statement No. 333-84159 (filed July 30,
      1999).

(b) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 23,
      2005).

(c) Incorporated herein by reference to the Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed October 26, 1999).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed May 1, 2000).

(e) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XVII Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to Registration Statement No. 333-111589 (filed September 15,
      2004).

(f) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940 to Registration Statement No. 333-84159 (filed May 1, 2001).

Item 25. Directors and Officers of the Depositor

Name and Principal
 Business Address            Positions and Offices with Depositor
------------------           ------------------------------------
Kris A. Robbins*             President, Chief Executive Officer and Director

J. Michael Keefer*           Senior Vice President, General Counsel, Secretary and Director

Malcolm E. Robinson*         Senior Vice President, Assistant to the President and Chief
                             Executive Officer and Director

Venette R. Davis*            Senior Vice President

David J. Keith*              Senior Vice President, IT and Customer Management

Kalman Bakk, Jr.*            Senior Vice President and Chief Marketing Officer

Amy J. Lee*                  Associate General Counsel, Vice President and Assistant Secretary

Thomas A. Swank*             Senior Vice President, Chief Financial Officer, Treasurer and Director

         * Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2004 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with Variable Annuity Account XI or SBL:

                                                                                 Percent of Voting
                                                                                Securities Owned or
                                                                                    Controlled
                                                          Jurisdiction of            by SBMHC
                         Name                              Incorporation     (directly or indirectly)
-----------------------------------------------------     ---------------    ------------------------
Security Benefit Mutual Holding Company (Holding              Kansas                     -
Company)

Security Benefit Corporation (Holding Company)                Kansas                   100%

Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
Insurance Company)

Security Management Company, LLC (Investment Adviser)         Kansas                   100%

Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
Underwriter of Mutual Funds)

se (2), inc.                                                  Kansas                   100%

Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

Security Financial Resources, Inc.                            Kansas                   100%
(Financial Services)

First Security Benefit Life Insurance and Annuity            New York                  100%
Company of New York
(Stock Life Insurance Company)

Security Financial Resources Collective Investments,         Delaware                  100%
LLC (Private Fund)

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

         Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2004 the approximate percentage of ownership by the separate accounts for each company is as follows:

SBL Fund...........................................        100.0%
Security Large Cap Value Fund......................        28.26%

Item 27. Number of Contractowners

         As of February 1, 2005, there was one contract owner and 2,655 participants under the Non-Qualified Contract issued under Variable Annuity Account XI.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                  (a) No director of the Corporation shall be liable to the
            Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                  (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

         Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor of the Contract issued under SBL Variable Annuity Account XI. SDI receives no compensation for its distribution function. SDI performs similar functions for SBL Variable Annuity Accounts I, III and IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS, Variflex Signature and Variflex Extra Credit), SBL Variable Annuity Account XIV (SecureDesigns, AdvisorDesigns, NEA Valuebuilder, AdvanceDesigns, Security Benefit Advisor, AEA Valuebuilder and Retirement Income Director), SBL Variable Annuity Account XVII (ClassicStrategies), and Parkstone Variable Annuity Separate Account. SDI also acts as principal underwriter for the following management investment companies for which Security Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

         (b) Name and Principal           Position and Offices
             Business Address*              with Underwriter

             Gregory J. Garvin            President and Director
             Michael G. Odlum             Director
             Richard J. Wells             Director
             Frank D. Memmo               Vice President and Director
             Brenda M. Harwood            Vice President and Director
             Amy J. Lee                   Secretary
             Tammy Brownfield             Treasurer

             *One Security Benefit Place, Topeka, Kansas 66636-0001

         (c) Not Applicable

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

         (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 27th day of April, 2005.

SIGNATURES AND TITLES

J. Michael Keefer,                       Security Benefit Life Insurance Company
Senior Vice President, General Counsel,  - SBL Variable Annuity Account XI
Secretary and Director*                  (The Registrant)

Thomas A. Swank,                          By:           KRIS A. ROBBINS
Senior Vice President, Chief Financial         ---------------------------------
Officer*, Treasurer and Director*              Kris A. Robbins, President, Chief
                                               Executive Officer and Director*

Malcolm E. Robinson,                      *By:            AMY J. LEE
Senior Vice President and Director*            ---------------------------------
                                               Amy J. Lee
                                               Attorney-in-Fact

                                               Security Benefit Life Insurance
                                               Company (The Depositor)

                                          By:            KRIS A. ROBBINS
                                               ---------------------------------
                                               Kris A. Robbins, President, Chief
                                               Executive Officer and Director*

                                          Date: April 27, 2005

                                  EXHIBIT INDEX

(1)  None

(2)  None

(3)  (a) None

     (b) None

     (c) None

(4)  None

(5)  None

(6)  (a) None

     (b) None

(7)  None

(8)  None

(9)  None

(10) Consent of Independent Registered Public Accounting Firm

(11) None

(12) None

(13) None

(14) None